Operating Expenses (Tables)	12 Months Ended
Sep. 30, 2023
Operating Expenses [Abstract]
Schedule of Operating Expenses by Nature	Operating expenses by nature include the following:
		As restated (note 2)	As restated (note 2)
	Year ended September 30,
	2023	2022	2021
	$	$	$

Employee benefit expenses	23,250,847	30,802,594	17,290,669
Stock-based compensation	2,436,974	4,272,673	12,193,618
Research costs	624,866	2,074,830	2,732,403
Impairment loss related to intangible assets	5,791,439	38,207,503	—
Marketing expenses	2,950,052	917,223	756,199
Selling expenses	143,394	299,382	615,763
Depreciation of property and equipment	1,059,769	1,291,048	989,963
Product line management expenses	38,293	47,965	45,640
Recruitment fees	369,482	791,788	522,434
Professional fees	6,795,731	3,852,140	3,252,743
Other expenses	2,331,738	1,176,515	1,082,619
Subcontractor services	1,632,311	2,006,904	1,757,828
Travel expenses	527,826	482,358	34,253
Amortization of intangible assets	286,494	257,064	463,784
Insurance	371,791	373,311	448,777
Research and development tax credits	(225,609)	(70,191)	(237,364)
Depreciation expense on right of use assets	533,394	560,870	349,833
Business acquisition costs	3,506,630	—	—
	52,425,422	87,343,977	42,299,162